OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Tax-Exempt Fund

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.1%
ALABAMA 0.3%
County of Jefferson Refunding Revenue Bonds Series 1997A (FGIC)
02/01/22	5.625%	$570,000	$397,848
Revenue Bonds
Series 2004A
01/01/19	5.250%	2,790,000	2,605,665
01/01/23	5.250%	7,500,000	6,651,825
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05/01/34	5.800%	4,900,000	4,936,701
Total			14,592,039

ALASKA 0.6%
Alaska Energy Authority
Refunding Revenue Bonds
Bradley Lake
3rd Series 1999 (AGM)
07/01/14	6.000%	2,000,000	2,249,000
4th Series 2000 (AGM)
07/01/20	6.000%	4,145,000	5,037,045
07/01/21	6.000%	2,395,000	2,915,002
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	18,330,000	17,874,500
Total			28,075,547

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds Banner Health
Series 2008D
01/01/32	5.375%	7,800,000	8,059,116
Arizona Transportation Board Revenue Bonds Maricopa County Regional Area Road Fund
Series 2007
07/01/25	5.000%	1,500,000	1,640,490
Arizona Water Infrastructure Finance Authority Revenue Bonds Water Quality
Series 2008A
10/01/22	5.000%	1,500,000	1,724,385
City of Tucson
Refunding Revenue Bonds
Series 2002 (NPFGC/FGIC)
07/01/13	5.500%	2,380,000	2,525,180
Revenue Bonds
Series 2002 (NPFGC/FGIC)
07/01/14	5.500%	1,500,000	1,590,705

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Unlimited General Obligation Bonds
Series 1984G (NPFGC/FGIC)
07/01/14	7.625%	$3,140,000	$3,711,794
Glendale Industrial Development Authority Revenue Bonds Midwestern University
Series 2010
05/15/35	5.000%	13,750,000	13,376,688
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West
Series 2004A
07/01/26	5.500%	5,000,000	5,095,300
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co.
Series 2000B
06/01/35	5.000%	9,775,000	10,053,392
Pima County Industrial Development Authority Revenue Bonds GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT (a)
09/01/21	8.200%	11,280,000	15,279,098
Salt Verde Financial Corp. Revenue Bonds
Senior Series 2007
12/01/32	5.000%	5,400,000	4,755,726
Total			67,811,874

CALIFORNIA 12.4%
Abag Finance Authority for Nonprofit Corps.
Revenue Bonds
San Diego Hospital Association
Series 2003C
03/01/20	5.375%	1,320,000	1,374,252
Sharp Healthcare
Series 2009
08/01/39	6.250%	4,000,000	4,237,600
Agua Caliente Band of Cahuilla Indians Revenue Bonds
Series 2003 (b)(c)
07/01/18	6.000%	2,000,000	1,898,520
Alvord Unified School District Unlimited General Obligation Refunding Bonds
Series 2002A (NPFGC)
02/01/19	5.900%	1,975,000	2,265,404
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02/01/33	4.750%	6,000,000	6,082,680
Cabazon Band Mission Indians (b)(c)(d)
Revenue Bonds
Series 2004

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
10/01/11	7.358%	$400,000	$231,824
10/01/15	8.375%	1,740,000	1,201,731
Series 2004
10/01/19	8.750%	8,670,000	5,638,361
Series 2010
10/01/20	8.375%	1,415,000	1,403,822
California Educational Facilities Authority Revenue Bonds Loyola Marymount University
Series 2001A (NPFGC) (e)
10/01/17	0.000%	2,525,000	1,993,866
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	110,000	144,965
Revenue Bonds
Kaiser Permanente
Series 2006A
04/01/39	5.250%	4,500,000	4,435,290
Providence Health & Services
Series 2008C
10/01/28	6.250%	2,000,000	2,261,940
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	7,890,000	8,711,901
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	4,355,000	4,348,772
Series 2006K AMT
02/01/42	5.500%	6,735,000	6,700,921
California Municipal Finance Authority
Revenue Bonds
American Heritage Education Foundation Project
Series 2006A
06/01/36	5.250%	1,750,000	1,411,165
Biola University
Series 2008
10/01/34	5.875%	4,000,000	4,009,480
California State Department of Veterans Affairs Revenue Bonds
Series 2007A AMT (a)
12/01/22	4.850%	1,700,000	1,746,869
California State Public Works Board Revenue Bonds Various Capital Projects Subordinated Series 2009I-1
11/01/29	6.125%	6,000,000	6,535,680
California Statewide Communities Development Authority
Revenue Bonds
Aspire Public Schools

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2010
07/01/30	6.000%	$5,000,000	$4,927,450
Irvine LLC-UCI East Campus
Series 2008
05/15/32	5.750%	5,500,000	5,306,070
John Muir Health
Series 2006A
08/15/32	5.000%	1,000,000	983,400
Kaiser Permanente
Series 2006B
03/01/45	5.250%	13,000,000	12,601,680
California Statewide Communities Development Authority (b)
Revenue Bonds
Thomas Jefferson School of Law
Series 2008A
10/01/38	7.250%	4,000,000	3,987,880
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC) (e)
08/01/24	0.000%	9,445,000	4,672,819
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities
Series 1990A (GNMA/FNMA)
05/01/23	7.600%	8,110,000	10,788,976
City of San Jose
Revenue Bonds
Series 2001A (NPFGC/FGIC)
03/01/31	5.000%	4,855,000	4,766,056
City of San Jose (a)
Revenue Bonds
Series 2007A (AMBAC) AMT
03/01/15	5.000%	3,000,000	3,263,400
03/01/16	5.000%	3,000,000	3,277,770
City of Vernon Revenue Bonds
Series 2009A
08/01/21	5.125%	2,500,000	2,493,150
County of Sacramento Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	4,000,000	4,192,760
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	4,100,000	3,640,964
Foothill-Eastern Transportation Corridor Agency (e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 1995A Escrowed to Maturity
01/01/18	0.000%	10,000,000	8,949,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08/01/30	4.750%	$3,925,000	$4,001,341
Huntington Beach Community Facilities District Special Tax Bonds Grand Coast Resort No. 2000-1 Series 2001
09/01/31	6.450%	1,850,000	1,851,369
Kaweah Delta Health Care District Refunding Revenue Bonds Series 2006
06/01/34	4.500%	7,500,000	6,259,575
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	5,000,000	5,277,200
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	875,000	734,423
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC) (e)
08/01/22	0.000%	2,180,000	1,100,573
Los Angeles Department of Water & Power Revenue Bonds Series 2003A (NPFGC/FGIC)
07/01/43	5.000%	6,750,000	6,775,245
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07/01/29	5.000%	4,800,000	5,083,392
May Farms Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity
10/01/21	8.750%	6,165,000	9,685,092
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC/FGIC) (e)
08/01/23	0.000%	9,790,000	5,016,102
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	767,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Palmdale Community Redevelopment Agency Revenue Bonds Series 1986D Escrowed to Maturity (FHA) AMT (a)
04/01/16	8.000%	$7,000,000	$9,163,980
San Diego Public Facilities Financing Authority
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	4,500,000	4,750,380
05/15/39	5.250%	17,000,000	17,787,440
San Diego Unified School District Unlimited General Obligation Bonds Election of 1998 Series 2002D (FGIC)
07/01/27	5.000%	8,000,000	8,281,120
San Francisco City & County Public Utilities Commission Revenue Bonds Series 2006A (AGM)
11/01/31	4.500%	17,800,000	17,728,800
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment
Series 2009D
08/01/31	6.500%	500,000	506,745
08/01/39	6.625%	1,500,000	1,524,690
San Joaquin Hills Transportation Corridor Agency
Revenue Bonds
Senior Lien
Series 1993
01/01/33	5.000%	1,500,000	1,126,215
San Joaquin Hills Transportation Corridor Agency (e)
Refunding Revenue Bonds
Capital Appreciation
Series 1997A (NPFGC)
01/15/12	0.000%	2,500,000	2,454,400
01/15/14	0.000%	14,450,000	12,490,002
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM) (e)
08/01/18	0.000%	1,785,000	1,365,953
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007 (AGM)
08/01/23	5.000%	1,500,000	1,670,865
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
04/01/17	6.000%	2,500,000	3,068,000
Series 2003
02/01/21	5.000%	4,625,000	4,923,313
Series 2006
10/01/36	4.500%	4,015,000	3,660,154
Various Purpose
Series 2003

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
11/01/22	5.000%	$5,000,000	$5,302,150
11/01/24	5.125%	8,000,000	8,388,080
Series 2005
03/01/32	5.000%	1,500,000	1,514,430
06/01/35	4.750%	2,500,000	2,416,875
08/01/35	5.000%	10,000,000	10,031,300
Series 2007
12/01/32	5.000%	8,000,000	8,102,160
06/01/37	5.000%	13,145,000	13,106,222
11/01/37	5.000%	18,000,000	17,946,720
12/01/37	5.000%	10,200,000	10,169,604
Series 2008
03/01/27	5.500%	1,000,000	1,078,590
03/01/38	5.250%	8,250,000	8,345,040
Series 2009
04/01/31	5.750%	32,500,000	35,280,050
04/01/35	6.000%	15,000,000	16,482,000
04/01/38	6.000%	22,500,000	24,526,575
11/01/39	5.500%	15,520,000	16,118,296
Series 2010
03/01/30	5.250%	3,000,000	3,146,670
03/01/33	6.000%	5,000,000	5,641,600
03/01/40	5.500%	17,200,000	17,886,280
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	54,950,000	52,649,793
Various Purpose
Series 2008
04/01/38	5.000%	1,015,000	1,009,042
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	6,000	6,126
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01/01/33	5.000%	4,450,000	4,335,769
University of California Revenue Bonds General Series 2009Q
05/15/34	5.000%	5,750,000	5,934,575
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	9,365,000	9,446,382
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC)
08/01/24	6.000%	2,320,000	2,603,458
Yuba City Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2000 (NPFGC/FGIC) (e)
09/01/18	0.000%	1,160,000	838,715
Total			559,847,789

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO 1.8%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/17	4.800%	$985,000	$846,489
12/01/22	4.950%	2,000,000	1,461,660
12/01/26	5.000%	2,000,000	1,331,800
City & County of Denver
Unlimited General Obligation Bonds
Justice System Facilities & Zoo
Series 2005
08/01/25	5.000%	1,000,000	1,096,920
City & County of Denver (a)
Refunding Revenue Bonds
United Air Lines Project
Series 2007A AMT
10/01/32	5.250%	5,000,000	4,109,300
City of Westminster Revenue Bonds Post Project Series 2007D (AGM)
12/01/23	5.000%	1,240,000	1,366,654
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartment
Series 2008
06/01/33	5.500%	2,000,000	2,013,600
06/01/38	5.500%	6,000,000	5,982,780
Colorado Health Facilities Authority
Refunding Revenue Bonds
Valley View Hospital Association
Series 2008
05/15/28	5.500%	5,745,000	5,658,193
Revenue Bonds
Evangelical Lutheran
Series 2005
06/01/23	5.250%	1,200,000	1,234,656
Series 2009A
06/01/38	6.125%	3,250,000	3,263,878
Unrefunded Revenue Bonds
Series 2000
12/01/25	6.900%	680,000	694,572
Colorado Health Facilities Authority (d)
Prerefunded 12/01/11 Revenue Bonds
American Housing Foundation I, Inc. Project
Series 2003
12/01/31	8.500%	855,000	871,065
Colorado State Board of Governors Revenue Bonds Series 2008A (AGM)
03/01/27	5.000%	1,250,000	1,331,975
County of El Paso Revenue Bonds Series 1988A (GNMA) AMT (a)
03/25/19	8.375%	33,850	34,471
E-470 Public Highway Authority Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Series 2010C
09/01/26	5.375%	$5,000,000	$4,827,850
E-470 Public Highway Authority (e)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/22	0.000%	6,515,000	3,347,212
Senior Series 2000B (NPFGC)
09/01/18	0.000%	18,600,000	13,050,132
North Range Metropolitan District No. 1 Prerefunded 12/15/11 Limited General Obligation Bonds Series 2001
12/15/31	7.250%	12,030,000	12,364,554
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	2,765,000	2,441,246
12/15/37	5.500%	3,100,000	2,566,676
Platte River Power Authority Revenue Bonds Series 2009HH
06/01/24	5.000%	1,000,000	1,132,540
Regional Transportation District Refunding Revenue Bonds Series 2007A
11/01/24	5.250%	1,000,000	1,229,110
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 1997A (AMBAC)
11/15/22	5.250%	1,000,000	1,000,930
Series 2009A
11/15/29	6.000%	5,000,000	5,287,900
University of Colorado Revenue Bonds Series 2006A (AMBAC)
06/01/23	5.000%	1,000,000	1,086,080
Total			79,632,243

CONNECTICUT 0.2%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	8,000,000	8,726,960
Mashantucket Western Pequot Tribe Revenue Bonds Subordinated Series 2007A (b)(c)(f)(g)
09/01/34	0.000%	4,000,000	1,320,560
Total			10,047,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE 0.1%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010
02/01/31	5.400%	$5,000,000	$5,204,300
DISTRICT OF COLUMBIA 0.3%
District of Columbia Refunding Revenue Bonds 2nd Series 2009B
12/01/23	5.000%	2,000,000	2,294,420
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) AMT (a)
10/01/22	4.750%	4,250,000	4,460,248
Total			6,754,668
FLORIDA 3.1%
Brevard County Health Facilities Authority
Revenue Bonds
Health First, Inc. Project
Series 2005
04/01/24	5.000%	1,800,000	1,812,366
04/01/34	5.000%	16,250,000	15,265,737
Brevard County Housing Finance Authority Revenue Bonds Series 1985 (FGIC/MGIC) (e)
04/01/17	0.000%	375,000	215,786
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	7,900,000	7,867,294
Capital Trust Agency Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)(k)
07/15/32	7.000%	1,895,000	758,152
City of Ocala Revenue Bonds Series 2007A (NPFGC)
10/01/24	5.000%	2,985,000	3,185,353
County of Broward Revenue Bonds Series 2001J-I (AMBAC) AMT (a)
10/01/26	5.250%	2,000,000	2,007,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Escambia Revenue Bonds Series 2003A AMT (a)
11/01/27	5.750%	$2,750,000	$2,767,517
County of Miami-Dade Revenue Bonds Miami International Airport Series 2010A
10/01/35	5.375%	11,000,000	11,233,310
County of Polk Improvement Refunding Revenue Bonds Series 2006 (NPFGC)
12/01/20	5.000%	1,040,000	1,119,290
County of Seminole
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/19	6.000%	1,030,000	1,244,858
Unrefunded Revenue Bonds
Series 1992 (NPFGC)
10/01/19	6.000%	470,000	522,170
County of St. Johns Revenue Bonds Series 2006 (AMBAC)
10/01/26	5.000%	1,000,000	1,052,600
Double Branch Community Development District Special Assessment Bonds Series 2002A
05/01/34	6.700%	1,270,000	1,296,797
Florida State Board of Education
Unlimited General Obligation Bonds
Capital Outlay 2008
Series 2009B
06/01/26	5.000%	5,525,000	6,129,656
06/01/27	5.000%	5,800,000	6,394,036
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2004B
06/01/24	5.000%	5,500,000	6,019,255
Highlands County Health Facilities Authority
Prerefunded 11/15/12 Revenue Bonds
Adventist Health
Series 2002B
11/15/23	5.250%	10,300,000	10,918,824
Prerefunded 11/15/16 Revenue Bonds
Adventist Health
Series 2006C
11/15/36	5.250%	215,000	261,881
Series 2006G
11/15/21	5.125%	70,000	84,820
11/15/32	5.125%	465,000	563,445
Hillsborough County Industrial Development Authority Refunding Revenue Bonds Tampa General Hospital Project Series 2003A
10/01/18	5.000%	825,000	855,657

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11/01/38	5.250%	$5,000,000	$4,763,500
Marion County Hospital District Improvement Refunding Revenue Bonds Munroe Regional Health System Series 2007
10/01/29	5.000%	1,000,000	970,990
Mid-Bay Bridge Authority
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/22	6.875%	2,000,000	2,675,640
Series 2011A
10/01/40	7.250%	7,000,000	7,082,600
Orange County School Board Certificate of Participation Series 2005B (AMBAC)
08/01/25	5.000%	2,440,000	2,522,204
Reedy Creek Improvement District Unrefunded Revenue Bonds Series 1997-1 (AMBAC)
10/01/19	5.125%	230,000	230,000
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/14	5.000%	945,000	959,496
Sarasota County Public Hospital Board Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC)
07/01/28	5.500%	6,980,000	7,447,520
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (b)(c)
10/01/27	5.250%	9,750,000	8,562,352
South Florida Water Management District Certificate of Participation Series 2006 (AMBAC)
10/01/26	5.000%	1,400,000	1,462,468
State of Florida
Revenue Bonds
Series 2007A (AMBAC)
07/01/18	5.000%	2,000,000	2,335,720
Unlimited General Obligation Bonds
Jacksonville Transportation Authority
Series 1985 Escrowed to Maturity
01/01/15	9.200%	1,595,000	1,832,416
Unrefunded Unlimited General Obligation Bonds
Series 1985
06/01/14	9.125%	675,000	738,457

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Tampa Bay Water Prerefunded 10/01/11 Improvement Revenue Bonds Series 2001A (NPFGC/FGIC)
10/01/12	4.500%	$5,000,000	$5,018,050
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC)
10/01/25	5.750%	2,500,000	2,584,025
Tolomato Community Development District
Special Assessment Bonds
Series 2007
05/01/17	6.375%	885,000	633,757
05/01/27	6.550%	3,500,000	2,322,215
Village Center Community Development District Refunding Revenue Bonds Series 1998A (NPFGC)
11/01/12	5.500%	750,000	776,123
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	2,945,000	1,675,587
Westchester Community Development District No. 1 Special Assessment Bonds Community Infrastructure Series 2003
05/01/23	6.000%	1,985,000	1,857,980
Total			138,027,744
GEORGIA 2.9%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A
08/01/25	5.000%	1,250,000	1,271,500
Cartersville Development Authority Refunding Revenue Bonds Anheuser-Busch Project Series 2002 AMT (a)
02/01/32	5.950%	1,250,000	1,256,025
Chatham County Hospital Authority Revenue Bonds Improvement-Memorial Health University Series 2004A
01/01/34	5.500%	2,500,000	1,891,750
City of Atlanta
Revenue Bonds
Series 1999A (NPFGC/FGIC)
11/01/22	5.500%	5,475,000	6,276,266
Series 2004 (AGM)
11/01/25	5.750%	1,000,000	1,181,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
County of Fulton Revenue Bonds Series 1992 Escrowed to Maturity
01/01/14	6.375%	$9,045,000	$9,721,657
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,265,000
Fulton County Development Authority
Revenue Bonds
Georgia Tech Athletic Association
Series 2001 (AMBAC)
10/01/12	5.500%	2,385,000	2,442,932
10/01/32	5.125%	1,270,000	1,245,083
Georgia Tech Foundation Funding
Series 2002A
11/01/13	5.250%	1,105,000	1,140,007
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	32,500,000	32,204,250
Georgia Housing & Finance Authority Revenue Bonds Single Family Mortgage Subordinated Series 1999A-2 AMT (a)
06/01/29	5.200%	1,615,000	1,615,145
Georgia State Road & Tollway Authority
Refunding Revenue Bonds
Series 2011A
03/01/18	5.000%	15,695,000	19,096,891
Series 2011B
10/01/16	5.000%	2,000,000	2,405,980
Henry County Water & Sewerage Authority Revenue Bonds Series 1997 (AMBAC)
02/01/20	6.150%	5,390,000	6,718,527
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Rental-Mortgage
Series 1992N
07/01/18	6.250%	450,000	527,904
Series 1992P (AMBAC)
07/01/20	6.250%	6,000,000	7,166,640
Series 2007A (AMBAC/FGIC)
07/01/26	5.250%	1,000,000	1,141,190
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Series 1991V (NPFGC)
01/01/18	6.600%	420,000	477,460
Revenue Bonds
Series 1991V Escrowed to Maturity (NPFGC)
01/01/18	6.600%	3,600,000	4,312,620
Unrefunded Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Series 1991V (NPFGC)
01/01/18	6.600%	$17,280,000	$20,204,467
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	3,000,000	2,892,000
Upper Oconee Basin Water Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/24	5.000%	1,000,000	1,083,860
Total			132,538,994
GUAM —%
Territory of Guam Revenue Bonds Section 30 Series 2009A (c)
12/01/34	5.750%	2,000,000	2,012,840
HAWAII 0.7%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	6,500,000	6,056,245
Series 2010B
07/01/30	5.625%	1,220,000	1,223,684
07/01/40	5.750%	1,630,000	1,574,287
Hawaii State Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/29	8.750%	1,000,000	1,106,610
11/15/44	9.000%	3,000,000	3,335,550
Hawaiian Electric Co. Subsidiary
Series 2009
07/01/39	6.500%	5,250,000	5,569,725
Hawaii State Department of Budget & Finance (a)
Refunding Revenue Bonds
Electric Co. & Subsidiary Project
Series 2003B (XLCA) AMT
12/01/22	5.000%	12,500,000	12,184,250
Total			31,050,351
IDAHO 0.4%
Idaho Health Facilities Authority
Revenue Bonds
Trinity Health Group
Series 2008B
12/01/23	6.000%	1,000,000	1,154,650
12/01/33	6.250%	6,000,000	6,600,060
Idaho Health Facilities Authority (h)
Refunding Revenue Bonds
IHC Hospitals, Inc.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO (CONTINUED)
Series 1992 Escrowed to Maturity
02/15/21	6.650%	$6,000,000	$8,181,480
Total			15,936,190
ILLINOIS 7.9%
Chicago Board of Education
Certificate of Participation
Lease Certificates
Series 1992A (NPFGC)
01/01/15	6.250%	12,900,000	13,792,422
01/01/16	6.000%	5,000,000	5,787,750
01/01/20	6.000%	8,000,000	9,073,920
Unlimited General Obligation Refunding Bonds
Series 2005A (AMBAC)
12/01/22	5.500%	4,750,000	5,453,760
Chicago Board of Education (e)
Unlimited General Obligation Bonds
Capital Appreciation-School Reform
Series 1998B-1 (NPFGC/FGIC)
12/01/21	0.000%	8,000,000	4,844,960
12/01/22	0.000%	25,200,000	14,215,824
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/23	5.500%	9,750,000	10,583,137
Revenue Bonds
Asphalt Operating Services- Recovery Zone Facility
Series 2010
12/01/18	6.125%	5,070,000	5,213,582
City of Chicago (e)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/20	0.000%	7,275,000	5,008,619
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2009C
01/01/23	0.000%	4,900,000	2,666,972
01/01/25	0.000%	2,000,000	941,660
01/01/27	0.000%	3,000,000	1,217,280
Cook County High School District No. 209 Proviso Township Limited General Obligation Bonds Capital Appreciation Series 2004 (AGM)
12/01/15	5.000%	1,750,000	1,953,438
Cook County School District No. 102 La Grange Unlimited General Obligation Bonds Capital Appreciation Series 2001 (NPFGC/FGIC) (e)
12/01/20	0.000%	3,065,000	2,016,310
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
01/01/20	8.250%	$1,015,000	$1,403,451
01/01/23	8.250%	1,420,000	2,036,521
County of Du Page Unlimited General Obligation Refunding Bonds Jail Project Series 1993
01/01/21	5.600%	2,565,000	3,013,824
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC) (e)
01/01/21	0.000%	2,675,000	1,691,724
Illinois Finance Authority
Refunding Revenue Bonds
Commonwealth Edison Co.
Series 1994 (AMBAC/TCRS)
01/15/14	5.850%	4,500,000	4,910,850
Swedish Covenant
Series 2010A
08/15/38	6.000%	12,505,000	12,405,460
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	5,550,000	5,769,281
Hoosier Care Project
Series 1999A
06/01/34	7.125%	2,160,000	1,953,266
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	2,000,000	2,150,360
Series 2009B
08/15/30	5.750%	10,000,000	10,696,800
Riverside Health System
Series 2009
11/15/35	6.250%	8,200,000	8,600,898
Rush University Medical Center
Series 2009C
11/01/39	6.625%	8,000,000	8,489,280
Sherman Health System
Series 2007A
08/01/37	5.500%	19,550,000	17,495,295
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	39,300,000	40,869,642
South Suburban
Series 1992 Escrowed to Maturity
02/15/18	7.000%	2,505,000	2,990,770
Illinois Finance Authority (d)(f)
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
11/15/11	0.000%	1,000,000	10
Illinois Finance Authority (e)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
04/15/20	0.000%	$68,000,000	$53,609,160
Illinois Sports Facilities Authority Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC) (e)
06/15/18	0.000%	4,000,000	2,996,760
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 (NPFGC/FGIC)
01/01/17	9.000%	10,440,000	13,956,192
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick
Series 2010B-2
06/15/50	5.000%	6,625,000	6,277,983
Metropolitan Pier & Exposition Authority (e)
Revenue Bonds
Capital Appreciation-McCormick Place Expansion
Series 1993A (NPFGC/FGIC)
06/15/16	0.000%	3,750,000	3,252,075
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C
12/01/33	5.250%	13,210,000	15,540,772
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	15,000,000	15,331,500
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC/FGIC)
06/01/20	7.750%	5,000,000	6,177,200
Series 2002A (NPFGC)
07/01/31	6.000%	5,400,000	6,423,300
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC/FGIC)
06/15/23	6.000%	4,000,000	4,917,120
Series 2005 (AGM)
06/15/28	5.000%	2,000,000	2,065,280
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC/FGIC)
11/01/26	6.000%	3,000,000	3,440,550
Series 2004A
03/01/34	5.000%	3,000,000	2,956,170
Series 2006
01/01/31	5.500%	7,985,000	8,526,862
Village of Glendale Heights Refunding Revenue Bonds Glendale Heights Project Series 1985B Escrowed to Maturity
12/01/15	7.100%	915,000	1,044,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Will County Community Unit School District No. 365 - Valley View Unlimited General Obligation Bonds Series 1997B Escrowed to Maturity (AGM) (e)
11/01/16	0.000%	$3,165,000	$2,927,562
Will-Kankakee Regional Development Authority Prerefunded 12/15/11 Revenue Bonds Flanders Corp./PrecisionAire Series 1997 AMT (a)(d)
12/15/17	6.500%	1,495,000	1,518,457
Total			358,208,719
INDIANA 2.2%
City of Petersurg Revenue Bonds Indiana Power & Light Series 1995 AMT (a)
12/01/29	5.950%	5,000,000	5,101,950
County of Jasper
Refunding Revenue Bonds
Various-Northern Indiana Public Services
Series 1994C (NPFGC)
04/01/19	5.850%	3,000,000	3,448,440
Series 2003-RMKT (AMBAC)
07/01/17	5.700%	2,000,000	2,281,740
Crown Point Multi School Building Corp. Revenue Bonds First Mortgage Series 2000 (NPFGC) (e)
01/15/19	0.000%	8,165,000	6,103,664
Indiana Development Finance Authority Refunding Revenue Bonds Series 1999 AMT (a)
08/01/30	5.950%	5,000,000	5,026,600
Indiana Finance Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
06/01/29	4.500%	10,000,000	10,120,600
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	4,000,000	4,120,680
Revenue Bonds
1st Lien - CWA Authority
Series 2011A
10/01/31	5.250%	8,335,000	8,795,425
Parkview Health System
Series 2009A
05/01/31	5.750%	6,500,000	6,794,190
State Revolving Fund Program
Series 2006A
02/01/25	5.000%	8,000,000	8,656,560
Indiana Health & Educational Facilities Financing Authority
Refunding Revenue Bonds
Clarian Health Obligation Group

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Series 2006B
02/15/33	5.000%	$6,950,000	$6,693,128
Revenue Bonds
Clarian Health Obligation Group
Series 2006A
02/15/36	5.000%	4,375,000	4,121,906
Indiana Health Facility Financing Authority Revenue Bonds Hoosier Care Project Series 1999A
06/01/34	7.125%	11,150,000	10,082,834
Indiana State Office Building Commission Revenue Bonds Womens Prison Series 1995B (AMBAC)
07/01/16	6.250%	8,000,000	9,100,800
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT (a)(d)(f)(g)
11/15/31	0.000%	1,348,945	20,234
Noblesville Redevelopment Authority Revenue Bonds Lease Rental-146th Street Extension Series 2006A
08/01/25	5.250%	2,000,000	2,126,120
Purdue University Revenue Bonds Student Fees Series 2009X
07/01/23	5.250%	1,000,000	1,176,990
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (b)
09/01/37	5.700%	3,950,000	3,483,426
Total			97,255,287
IOWA 0.2%
City of Marion Refunding Revenue Bonds 1st Mortgage Series 2003
01/01/29	8.000%	178,000	171,795
Iowa Finance Authority
Refunding Revenue Bonds
Correctional Facility Program
Series 2002 (NPFGC)
06/15/13	5.375%	6,000,000	6,527,640
Revenue Bonds
Care Initiatives Project
Series 1998B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)

07/01/28	5.750%	$4,500,000	$3,708,720
Total			10,408,155

KANSAS 0.6%

Wichita Airport Authority Special Revenue Bonds Cessna Citation Service Center Series 2002A AMT (a)
06/15/32	6.250%	5,000,000	4,419,800
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010 (e)
06/01/21	0.000%	41,525,000	24,196,202
Total			28,616,002

KENTUCKY 1.8%

County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07/15/31	6.000%	24,870,000	25,054,784
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health
Series 2010B
03/01/40	6.375%	5,800,000	5,878,764
Revenue Bonds
Kings Daughters Medical
Series 2010
02/01/40	5.000%	3,300,000	3,211,989
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	3,200,000	3,384,896
12/01/38	6.000%	2,850,000	2,986,373
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	14,550,000	14,829,796
Louisville/Jefferson County Metropolitan Government Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02/01/27	5.750%	24,000,000	24,410,160
Total			79,756,762

LOUISIANA 3.3%

Calcasieu Parish Industrial Development Board, Inc. Revenue Bonds Conoco, Inc. Project Series 1996 AMT (a)
12/01/26	5.750%	2,500,000	2,501,950
City of New Orleans
Unlimited General Obligation Public Improvement Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)

Series 2002 (FGIC)
12/01/31	5.350%	$2,250,000	$2,261,677
City of New Orleans (e)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 1991 (AMBAC)
09/01/12	0.000%	6,250,000	6,135,375
East Baton Rouge Mortgage Finance Authority Refunding Revenue Bonds Series 1993B (GNMA/FNMA)
10/01/25	5.400%	330,000	330,281
Jefferson Parish Hospital Service District No. 2 Revenue Bonds Series 1998 (AGM)
07/01/28	5.000%	1,000,000	1,000,250
Jefferson Sales Tax District
Refunding Revenue Bonds
Series 2009B
12/01/22	4.500%	1,000,000	1,091,060
Revenue Bonds
Series 2007B (AMBAC)
12/01/20	5.250%	1,000,000	1,133,340
Lafayette Consolidated Government Refunding Revenue Bonds Series 2006C (AMBAC)
05/01/21	5.000%	1,000,000	1,097,870
Louisiana Housing Finance Agency Revenue Bonds Homeownership Program Series 2008A (GNMA/FNMA/FHLMC)
12/01/23	4.875%	765,000	809,309
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	6,250,000	6,378,937
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Southern Baptist Hospital, Inc. Project
Series 1986 Escrowed to Maturity
05/15/12	8.000%	1,025,000	1,077,521
Tulane University Project
Series 2007A-1 (NPFGC)
02/15/26	5.000%	1,000,000	1,048,560
Revenue Bonds
Hurricane Recovery Program
Series 2007 (AMBAC)
06/01/20	5.000%	1,000,000	1,077,680
Touro Infirmary Project
Series 1999A
08/15/29	5.625%	10,940,000	10,572,854
Louisiana State Citizens Property Insurance Corp.
Revenue Bonds
Series 2006B (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)

06/01/16	5.000%	$9,500,000	$10,197,300
Series 2009C-4
06/01/24	6.125%	1,000,000	1,034,760
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/30	6.250%	5,250,000	5,533,027
01/01/40	6.500%	20,400,000	21,315,348
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06/01/37	5.125%	18,600,000	17,619,408
Port New Orleans Board of Commissioners Revenue Bonds Series 2002 (NPFGC/FGIC) AMT (a)
04/01/32	5.000%	1,250,000	1,170,575
St. Tammany Parish Wide School District No. 12 Unlimited General Obligation Bonds Series 2008
03/01/23	4.500%	1,000,000	1,082,400
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2001B
05/15/30	5.500%	22,765,000	22,777,976
05/15/39	5.875%	31,270,000	30,875,060
Total			148,122,518

MAINE 0.1%

Maine State Housing Authority Revenue Bonds Series 2003A-2 AMT (a)
11/15/32	5.000%	3,000,000	2,980,380

MARYLAND 0.7%

City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07/01/36	5.500%	6,817,000	5,148,676
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A
01/01/37	5.000%	5,000,000	4,589,800
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/25	5.750%	4,000,000	3,931,400
Revenue Bonds
Collegiate Housing-Salisbury

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)

Series 1999A
06/01/30	6.000%	$3,000,000	$2,940,180
University of Maryland College Park Projects
Series 2008
06/01/33	5.750%	1,600,000	1,639,344
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/39	6.750%	5,000,000	5,595,300
Carroll County General Hospital
Series 2002
07/01/37	6.000%	2,250,000	2,262,847
University of Maryland Medical System
Series 2005 (AMBAC)
07/01/28	5.250%	3,000,000	3,181,590
Washington County Hospital
Series 2008
01/01/33	5.750%	3,495,000	3,473,436
Morgan State University Revenue Bonds Series 2003A (NPFGC/FGIC)
07/01/32	5.000%	450,000	455,233
Total			33,217,806

MASSACHUSETTS 5.6%

Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT (a)(d)(l)
09/01/35	6.500%	2,845,000	2,011,643
Boston Water & Sewer Commission Revenue Bonds Senior Series 2004A
11/01/22	5.000%	5,435,000	6,017,469
City of Newton Limited General Obligation Bonds State Qualified School Series 2009A
04/01/25	4.125%	2,295,000	2,442,454
Commonwealth of Massachusetts
Limited General Obligation Refunding Bonds
Series 2004B
08/01/28	5.250%	3,000,000	3,631,500
Refunding Revenue Bonds
Series 2005 (NPFGC/FGIC)
01/01/27	5.500%	4,500,000	5,112,360
01/01/28	5.500%	7,500,000	8,500,500
Martha’s Vineyard Land Bank Revenue Bonds Series 2002 (AMBAC)
05/01/32	5.000%	3,000,000	3,062,070
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)

General Transportation System
Series 1994C (AGM)
03/01/19	7.000%	$2,500,000	$3,060,500
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/26	5.500%	1,500,000	1,852,620
07/01/29	5.500%	2,000,000	2,443,240
Series 2005A
07/01/24	5.000%	1,000,000	1,185,290
Massachusetts Department of Transportation (e)
Revenue Bonds
Capital Appreciation
Senior Series 1997C (NPFGC)
01/01/18	0.000%	4,700,000	3,784,534
01/01/20	0.000%	17,000,000	12,231,160
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Simons Rock College of Bard
Series 2007
08/01/36	4.700%	500,000	466,470
Revenue Bonds
Adventcare Project
Series 2007A
10/15/28	6.650%	5,000,000	4,690,250
Boston Biomedical Research
Series 1999
02/01/19	5.650%	1,105,000	1,092,701
Boston College
Series 2009Q-2
07/01/29	5.000%	1,455,000	1,569,188
Boston University
Series 1999P
05/15/59	6.000%	2,325,000	2,542,132
Devens Electric System
Series 2001
12/01/30	6.000%	1,000,000	1,017,420
Groves-Lincoln
Series 2009A
06/01/39	7.750%	2,250,000	2,265,818
Massachusetts Development Finance Agency (d)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2007A
11/15/11	5.125%	1,100,000	756,855
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Issue I
Series 2010B AMT
01/01/31	5.700%	8,220,000	8,333,518
Series 2008H (AGM) AMT
01/01/30	6.350%	8,470,000	9,012,588
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/15/12 Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	885,000	922,834
Revenue Bonds
Berklee College of Music

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)

Series 2007A
10/01/21	5.000%	$1,500,000	$1,639,470
Boston College
Series 2008M-2
06/01/35	5.500%	19,500,000	23,384,205
Caregroup
Series 1998B-2 (NPFGC)
02/01/28	5.375%	1,380,000	1,396,215
Series 2008E-1
07/01/33	5.125%	1,000,000	992,790
Fisher College
Series 2007A
04/01/37	5.125%	500,000	414,790
Harvard University
Series 1991N
04/01/20	6.250%	2,000,000	2,663,580
Massachusetts Institute of Technology
Series 2002K
07/01/22	5.500%	8,000,000	10,326,640
Series 2004M
07/01/25	5.250%	500,000	624,330
Series 2009O
07/01/26	5.000%	11,500,000	12,911,050
Milford Regional Medical
Series 2007E
07/15/22	5.000%	1,250,000	1,248,675
07/15/32	5.000%	4,720,000	4,131,510
07/15/37	5.000%	500,000	419,750
Partners Healthcare
Series 2010J-1
07/01/34	5.000%	9,900,000	10,105,128
Springfield College
Series 2010
10/15/40	5.625%	4,500,000	4,310,415
Tufts University
Series 2009M
02/15/28	5.500%	1,000,000	1,223,140
Unrefunded Revenue Bonds
Harvard University
Series 2002
07/15/37	5.125%	3,915,000	3,958,966
South Shore
Series 1999F
07/01/29	5.750%	1,845,000	1,845,332
Massachusetts Housing Finance Agency
Revenue Bonds
Single Family
Series 2008-139
12/01/28	5.125%	1,000,000	1,039,800
Massachusetts Housing Finance Agency (a)
Revenue Bonds
Rental Housing
Series 2004A (AGM) AMT
07/01/25	5.250%	10,000,000	10,056,500
Series 1999A (AMBAC) AMT
07/01/30	5.500%	190,000	187,572
Series 2007D AMT
06/01/40	4.850%	750,000	727,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)

Single Family
Series 2006-122 AMT
12/01/31	4.850%	$5,140,000	$5,010,215
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08/15/23	5.000%	6,000,000	6,637,860
Massachusetts State College Building Authority
Refunding Revenue Bonds
Senior Series 1994A
05/01/14	7.500%	3,500,000	3,844,645
Massachusetts State College Building Authority (e)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/19	0.000%	7,710,000	6,441,242
Massachusetts State Water Pollution Abatement
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/17	6.000%	10,000,000	12,614,800
Unrefunded Revenue Bonds
Pool Program
Series 2004-10
08/01/34	5.000%	145,000	149,312
Massachusetts Water Resources Authority
Refunding Revenue Bonds
Series 2005A (NPFGC)
08/01/24	5.250%	3,000,000	3,367,680
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/19	6.500%	3,500,000	4,284,105
Series 1992A Escrowed to Maturity (FGIC)
07/15/19	6.500%	7,000,000	8,568,210
Series 2002J (AGM)
08/01/21	5.500%	5,000,000	6,317,650
Series 2004D (NPFGC)
08/01/27	4.750%	10,000,000	10,209,000
Series 2006A (AMBAC)
08/01/24	5.000%	2,170,000	2,438,494
Town of Braintree Limited General Obligation Bonds Municipal Purpose Loan Series 2009
05/15/27	5.000%	2,000,000	2,206,660
Total			253,702,165

MICHIGAN 1.7%

Capital Region Airport Authority Refunding Revenue Bonds Series 2002B (NPFGC) AMT (a)
07/01/21	5.250%	2,000,000	2,019,600
City of Detroit
Revenue Bonds
Senior Lien

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)

Series 2003A (NPFGC)
07/01/34	5.000%	$1,375,000	$1,349,205
Series 2005A (NPFGC/FGIC)
07/01/27	5.000%	1,290,000	1,281,551
Detroit City School District
Unlimited General Obligation Refunding Bonds
School Building & Site Improvement
Series 2005A (AGM) (Qualified School Bond Loan Fund)
05/01/17	5.000%	2,500,000	2,698,175
05/01/30	5.250%	10,000,000	10,214,900
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05/01/27	5.000%	495,000	505,355
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	390,000	374,572
11/01/22	5.000%	750,000	647,603
11/01/32	4.750%	1,170,000	841,885
Howell Public Schools Unlimited General Obligation Bonds School Building & Site Series 2003 (Qualified School Bond Loan Fund)
05/01/29	5.000%	3,855,000	3,904,537
Kalamazoo Public Schools Unlimited General Obligation Refunding Bonds Building & Site Series 2006 (AGM)
05/01/24	5.000%	1,285,000	1,360,057
Lawton Community Schools Prerefunded 11/01/11 Unlimited General Obligation Bonds Series 2001 (Qualified School Board Loan Fund)
05/01/31	5.000%	200,000	201,608
Michigan Higher Education Facilities Authority Limited Obligation Refunding Revenue Bonds Kalamazoo College Project Series 2007
12/01/33	5.000%	250,000	252,520
Michigan Higher Education Student Loan Authority (a)
Revenue Bonds
Series 2006 XVII-Q (AMBAC) AMT
03/01/26	4.950%	200,000	194,318
03/01/31	5.000%	5,850,000	5,714,689
Michigan Municipal Bond Authority
Revenue Bonds
Drinking Water State Revolving Fund
Series 2004
10/01/22	5.000%	3,850,000	4,210,552
School District City of Detroit
Series 2005 (AGM)
06/01/19	5.000%	3,500,000	3,634,645
Michigan Strategic Fund
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/21	7.000%	$2,505,000	$3,165,443
Michigan Sugar Co.- Caro Project
Series 1998B
11/01/25	6.450%	3,500,000	2,947,385
NSF International Project
Series 2004
08/01/26	5.250%	600,000	600,618
Michigan Strategic Fund (a)
Revenue Bonds
Republic Services
Series 2001 AMT
04/01/14	4.250%	1,885,000	1,916,084
Michigan Strategic Fund (a)(d)
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25	6.550%	4,250,000	3,655,085
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Board Loan Fund)
05/01/25	5.000%	1,020,000	1,200,836
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05/01/23	5.000%	3,100,000	3,293,936
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC/FGIC) (Qualified School Bond Loan Fund)
05/01/25	5.100%	1,790,000	2,107,457
State of Michigan
Refunding Revenue Bonds
Series 2005 (AGM)
05/15/22	5.250%	2,000,000	2,397,380
Series 2006 (AGM)
05/15/24	5.000%	2,000,000	2,134,560
State of Michigan (e)
Certificate of Participation
Series 2000 Escrowed to Maturity (AMBAC)
06/01/21	0.000%	6,000,000	4,489,380
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05/01/24	5.000%	5,000,000	5,296,450
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) AMT (a)
12/01/19	4.750%	3,750,000	3,845,287

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/25	5.500%	$1,000,000	$1,181,790
Total			77,637,463

MINNESOTA 3.2%

City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	7,500,000	8,280,450
City of Roseville Revenue Bonds Care Institute, Inc. Project Series 1993 (d)
11/01/23	7.750%	3,275,000	2,552,994
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	16,825,000	16,960,609
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/23	5.500%	22,775,000	24,182,950
07/01/30	5.750%	3,200,000	3,294,304
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11/01/37	5.750%	1,750,000	1,659,333
Hibbing Economic Development Authority Revenue Bonds Public Project-Hibbing Lease Obligation Series 1997
02/01/12	6.400%	140,000	140,181
Minneapolis & St Paul Housing & Redevelopment Authority Revenue Bonds Health Partners Obligation Group Project Series 2003
12/01/17	6.000%	1,650,000	1,773,371
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	4,000,000	4,162,320
03/01/40	6.500%	2,800,000	2,924,348
Southern Minnesota Municipal Power Agency (e)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
01/01/22	0.000%	$27,500,000	$18,300,975
01/01/23	0.000%	26,500,000	16,380,445
01/01/25	0.000%	17,500,000	9,567,950
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/36	5.250%	4,550,000	4,308,804
Healtheast Project
Series 2005
11/15/25	6.000%	3,500,000	3,504,760
11/15/30	6.000%	10,000,000	9,721,600
11/15/35	6.000%	11,500,000	10,990,780
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12/01/23	5.000%	2,540,000	2,724,785
University of Minnesota Series 1996A Escrowed to Maturity Revenue Bonds
07/01/21	5.500%	1,000,000	1,235,000
Western Minnesota Municipal Power Agency Revenue Bonds Series 1983 Escrowed to Maturity (NPFGC)
01/01/16	9.750%	1,000,000	1,307,690
Total			143,973,649

MISSISSIPPI 0.5%

County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A
04/01/22	6.800%	2,470,000	2,624,202
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity
02/01/15	5.000%	4,250,000	4,714,058
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC)
12/01/23	5.500%	5,300,000	6,032,672
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	6,640,000	6,827,248
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	465,000	408,986
Total			20,607,166

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI 1.1%
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/25	6.000%	$3,000,000	$3,025,320
11/01/39	6.875%	1,500,000	1,530,270
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/23	5.000%	1,000,000	1,043,580
County of Boone Revenue Bonds Boone Hospital Center Series 2008
08/01/28	5.750%	500,000	519,310
Hannibal Industrial Development Authority Refunding Revenue Bonds Series 2006
03/01/22	5.000%	1,000,000	1,014,470
Kansas City Metropolitan Community Colleges Building Corp. Refunding Revenue Bonds Junior College Improvement and Leasehold Series 2006 (NPFGC/FGIC)
07/01/17	5.000%	1,000,000	1,146,720
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	12,000,000	12,410,880
Metropolitan St. Louis Sewer District Revenue Bonds Series 2004A (NPFGC)
05/01/24	5.000%	2,800,000	3,021,536
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT (a)
03/15/29	5.200%	6,385,000	6,939,282
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01/01/20	5.000%	1,500,000	1,583,490
Missouri State Health & Educational Facilities Authority
Refunding Revenue Bonds
Lester E. Cox Medical Center
Series 1993I (NPFGC)
06/01/15	5.250%	2,085,000	2,178,554
Revenue Bonds
Senior Living Facilities-Lutheran
Series 2010
02/01/42	5.500%	2,000,000	1,847,740

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
St. Louis Area Housing Finance Corp. Wellington Arms III Project Series 1979
01/01/21	7.375%	$1,236,962	$1,243,629
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/41	6.375%	7,000,000	6,211,100
St. Louis Industrial Development Authority
Refunding Revenue Bonds
Anheuser-Busch Co. Project
Series 1991
05/01/16	6.650%	2,650,000	3,141,469
St. Louis Industrial Development Authority (e)
Revenue Bonds
Convention Center Hotel
Series 2000 (AMBAC)
07/15/18	0.000%	2,000,000	1,309,880
University of Missouri Revenue Bonds System Facilities Series 2006A
11/01/26	5.000%	1,000,000	1,093,410
Total			49,260,640

NEBRASKA 0.5%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010
01/01/40	5.625%	875,000	892,701
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	11,500,000	12,408,385
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09/01/28	4.750%	6,800,000	7,087,640
Omaha Public Power District
Revenue Bonds
Series 1986A Escrowed to Maturity
02/01/15	6.000%	1,370,000	1,527,153
Series 1992B Escrowed to Maturity
02/01/17	6.200%	1,600,000	1,853,072
Total			23,768,951

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.4%
City of Henderson Special Assessment Bonds Series 2006T-18
09/01/35	5.300%	$10,675,000	$5,556,764
City of Sparks Senior Sales Tax Anticipation Revenue Bonds Series 2008A (b)
06/15/28	6.750%	2,000,000	1,666,500
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07/01/34	5.250%	12,000,000	12,734,280
County of Clark
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/34	5.125%	18,750,000	18,996,187
County of Clark (a)
Revenue Bonds
Southwest Gas Corp. Project
Series 2005A (AMBAC) AMT
10/01/35	4.850%	5,000,000	4,364,050
Director of the State of Nevada Department of Business & Industry (a)(b)
Revenue Bonds
Republic Services, Inc.
Series 2003 AMT
12/01/26	5.625%	2,000,000	2,184,100
Director of the State of Nevada Department of Business & Industry (g)
Revenue Bonds
Las Vegas Monorail Project 2nd Tier
Series 2000
01/01/30	7.375%	1,650,000	2,475
Director of the State of Nevada Department of Business & Industry (g)(h)
Revenue Bonds
Las Vegas Monorail Project 2nd Tier
Series 2000
01/01/40	7.375%	3,750,000	5,625
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06/01/24	5.000%	4,095,000	4,354,992
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM)
07/01/32	4.750%	13,410,000	13,512,855
Total			63,377,828

NEW HAMPSHIRE 0.4%
New Hampshire Business Finance Authority
Revenue Bonds
Elliot Hospital Obligation Group
Series 2009A
10/01/39	6.125%	3,900,000	3,760,731

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE (CONTINUED)
New Hampshire Business Finance Authority (a)
Revenue Bonds
Public Service Co. of New Hampshire Project
Series 2006B (NPFGC) AMT
05/01/21	4.750%	$4,500,000	$4,555,935
New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08/01/38	6.000%	8,000,000	8,653,120
Total			16,969,786

NEW JERSEY 3.3%
Middlesex County Improvement Authority (d)(g)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	8.750%	1,500,000	149,865
Middlesex County Improvement Authority (g)
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/37	6.250%	4,000,000	360,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/25	5.500%	23,990,000	27,184,029
Series 2005N-1 (NPFGC/FGIC)
09/01/27	5.500%	5,000,000	5,633,150
Seeing Eye, Inc. Project
Series 2005 (AMBAC)
12/01/24	5.000%	1,000,000	1,014,180
Revenue Bonds
MSU Student Housing Project - Provident
Series 2010
06/01/31	5.750%	4,350,000	4,349,565
MSU Student Housing Project-Provident
Series 2010
06/01/42	5.875%	13,000,000	12,718,160
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	7,000,000	6,267,170
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/19	6.250%	1,300,000	1,261,689
09/15/23	6.400%	4,000,000	3,850,720
09/15/29	6.250%	2,000,000	1,861,880
New Jersey-American Water Co., Inc.
Series 1997B (NPFGC/FGIC) AMT
05/01/32	5.375%	8,000,000	8,002,720
United Water, Inc.
Series 1996C (AMBAC) AMT
11/01/25	4.875%	7,000,000	7,183,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
New Jersey Educational Facilities Authority
Refunding Revenue Bonds
Stevens Institute of Technology
Series 2007A
07/01/22	5.250%	$1,250,000	$1,327,500
Revenue Bonds
Princeton University
Series 2007E
07/01/28	5.000%	1,250,000	1,366,725
William Paterson University
Series 2008C
07/01/24	5.000%	1,000,000	1,083,460
New Jersey Environmental Infrastructure Trust
Prerefunded 09/01/16 Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	10,000	11,949
Unrefunded Revenue Bonds
Environmental
Series 2007A
09/01/22	5.000%	1,220,000	1,391,520
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Meridian Health Systems Obligation Group
Series 1999 (AGM)
07/01/24	5.375%	2,255,000	2,257,503
St. Josephs Healthcare Systems
Series 2008
07/01/38	6.625%	4,000,000	3,908,880
Virtua Health
Series 2009
07/01/33	5.750%	750,000	787,523
Unrefunded Revenue Bonds
Atlantic City Medical
Series 2002
07/01/25	5.750%	1,110,000	1,123,553
New Jersey Housing & Mortgage Finance Agency
Revenue Bonds
Series 2000E-1 (AGM)
05/01/25	5.750%	200,000	200,198
New Jersey Housing & Mortgage Finance Agency (a)
Revenue Bonds
Series 2000A-1 (AGM) AMT
11/01/31	6.350%	1,500,000	1,501,560
New Jersey State Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/30	5.250%	2,000,000	2,308,340
Revenue Bonds
Series 1991C (NPFGC) Escrowed to Maturity
01/01/16	6.500%	11,000,000	12,296,790
Series 2004C-2 (AMBAC)
01/01/25	5.500%	2,500,000	2,935,475
Unrefunded Revenue Bonds
Series 1991C (AGM)
01/01/16	6.500%	1,415,000	1,711,386
New Jersey Transportation Trust Fund Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 1999A
06/15/18	5.750%	$5,000,000	$5,912,400
06/15/20	5.750%	4,150,000	4,838,028
Series 2006A
12/15/23	5.500%	3,000,000	3,466,170
Tobacco Settlement Financing Corp.
Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002
06/01/37	6.000%	12,770,000	13,324,090
Revenue Bonds
Series 2007-1A
06/01/26	4.625%	5,055,000	3,937,592
University of Medicine & Dentistry of New Jersey Revenue Bonds Series 2002A (AMBAC)
12/01/12	5.250%	1,705,000	1,779,884
Total			147,307,404

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare
Series 2009
08/01/39	5.000%	6,500,000	6,558,955
Presbyterian Healthcare Services
Series 2008A
08/01/32	6.375%	8,650,000	9,572,004
Total			16,130,959

NEW YORK 8.8%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	3,830,000	3,629,499
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	6,500,000	6,567,600
City of New York
Prerefunded 06/01/13 Unlimited General Obligation Bonds
Series 2003J
06/01/28	5.250%	6,235,000	6,776,697
Unlimited General Obligation Bonds
Series 2002E (NPFGC)
08/01/15	5.625%	2,000,000	2,089,200
Series 2005M
04/01/22	5.000%	2,000,000	2,203,900
Housing Development Corp.
Revenue Bonds
Capital Funding Program-New York City Housing Authority Program
Series 2005A (NPFGC/FGIC)
07/01/25	5.000%	300,000	314,679
Series 2005F-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
11/01/25	4.650%	$5,000,000	$5,104,450
Long Island Power Authority Revenue Bonds Series 2008A
05/01/33	6.000%	2,725,000	3,052,981
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2002A
11/15/32	5.750%	5,855,000	6,091,074
Revenue Bonds
Series 2002A (AGM)
11/15/26	5.500%	2,000,000	2,086,700
Series 2007A (AGM)
11/15/33	5.000%	12,000,000	12,386,520
Series 2007B
11/15/24	5.000%	6,820,000	7,304,493
Series 2009B
11/15/34	5.000%	1,000,000	1,044,390
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment
Series 2006I (FGIC)
03/01/46	5.000%	2,000,000	1,854,860
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	3,000,000	3,009,540
New York City Industrial Development Agency (a)
Revenue Bonds
American Airlines-JFK International Airport
Series 2005 AMT
08/01/25	7.625%	1,000,000	997,360
Terminal One Group Association Project
Series 2005 AMT
01/01/21	5.500%	6,940,000	7,307,681
01/01/24	5.500%	5,500,000	5,681,170
New York City Municipal Water Finance Authority Revenue Bonds Series 2005C (NPFGC)
06/15/27	5.000%	8,000,000	8,686,720
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2009
Series 2009S-4
01/15/25	5.125%	2,000,000	2,198,580
Future Tax Secured
Series 2003D
02/01/31	5.000%	4,000,000	4,071,000
New York Local Government Assistance Corp.
Refunding Revenue Bonds
Series 1993E (AMBAC/TCRS)
04/01/16	5.250%	10,000,000	11,701,000
Series 1993E (NPFGC)
04/01/21	5.000%	3,655,000	4,364,107
New York Mortgage Agency (a)
Revenue Bonds
Series 2002-101 AMT
04/01/32	5.400%	12,325,000	12,327,465

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2007-140 AMT
10/01/21	4.600%	$3,625,000	$3,684,595
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/27	5.500%	11,240,000	13,978,064
03/15/29	5.500%	2,030,000	2,522,295
03/15/30	5.500%	6,040,000	7,554,349
Revenue Bonds
Consolidated City University System
2nd General Series 1993A
07/01/18	5.750%	5,500,000	6,413,880
Consolidated City University Systems 2nd Generation
Series 1993A
07/01/20	6.000%	13,350,000	15,884,364
Consolidated University 2nd Generation
Series 1993A (AGM)
07/01/20	6.000%	6,140,000	7,330,300
Education
Series 2005F
03/15/23	5.000%	4,935,000	5,442,614
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/30	5.250%	3,000,000	3,079,500
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	15,000,000	15,235,800
New York University
Series 2008A
07/01/29	5.000%	3,845,000	4,105,883
New York University Hospital Center
Series 2007B
07/01/24	5.250%	420,000	438,165
North Shore Long Island Jewish
Series 2009A
05/01/37	5.500%	6,250,000	6,355,000
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	2,250,000	2,223,472
State University
Series 1993A (FGIC)
05/15/17	5.875%	28,240,000	33,217,018
State University Educational Facilities
Series 1993A
05/15/13	5.500%	24,530,000	25,624,774
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/23	5.500%	2,000,000	2,421,500
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (h)
04/01/20	12.203%	13,000,000	13,124,800
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds New York City Municipal Water

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2008A
06/15/28	5.000%	$1,000,000	$1,089,260
Revolving Funds New York City Municipal Water Project
Series 2002B
06/15/31	5.000%	9,000,000	9,099,450
Series 2002K
06/15/28	5.000%	9,000,000	9,254,070
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity
05/01/13	6.500%	3,500,000	3,685,815
New York State Thruway Authority Revenue Bonds Series 2005G (AGM)
01/01/24	5.000%	4,000,000	4,281,520
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 144th
Series 2006
10/01/28	5.000%	1,000,000	1,053,550
JFK International Air Terminal
Series 2010
12/01/36	6.000%	7,000,000	7,118,440
Port Authority of New York & New Jersey (a)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	7,000,000	6,483,050
Consolidated 146th
Series 2006 (AGM) AMT
12/01/23	4.500%	7,500,000	7,624,050
JFK International Air Terminal 4 Special Project
Series 1997 (NPFGC) AMT
12/01/22	5.750%	6,500,000	6,427,330
Suffolk County Industrial Development Agency
Revenue Bonds
Gurwin Jewish-Phase II
Series 2004
05/01/39	6.700%	870,000	846,649
Suffolk County Industrial Development Agency (a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/23	5.500%	7,800,000	7,378,254
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06/01/19	5.500%	5,000,000	5,348,550
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002 (NFPGC)
11/15/20	5.500%	6,800,000	8,299,672
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
01/01/21	6.125%	$7,000,000	$9,244,130
01/01/21	6.125%	11,000,000	14,526,490
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09/15/37	6.000%	2,000,000	1,480,640
09/15/42	6.000%	7,000,000	5,073,040
Total			397,801,999

NORTH CAROLINA 1.3%
City of Charlotte Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	8,450,000	9,437,044
City of High Point Revenue Bonds Series 2008 (AGM)
11/01/28	5.000%	350,000	376,572
Durham Housing Authority Revenue Bonds Series 2005 AMT (a)(b)(d)
02/01/38	5.650%	3,215,336	2,811,393
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1987A
01/01/24	4.500%	1,750,000	2,088,047
Series 1988A
01/01/26	6.000%	1,940,000	2,586,214
Refunding Revenue Bonds
Series 1991A Escrowed to Maturity
01/01/21	5.000%	8,735,000	10,648,140
Revenue Bonds
Series 1986A Escrowed to Maturity
01/01/17	5.000%	3,870,000	4,561,685
Series 2009A
01/01/26	5.500%	300,000	330,543
Series 2009B
01/01/26	5.000%	7,000,000	7,491,260
Unrefunded Revenue Bonds
Series 1991A
01/01/18	6.500%	2,185,000	2,704,025
North Carolina Housing Finance Agency (a)
Revenue Bonds
Homeownership
Series 2000A-8 AMT
07/01/28	6.400%	70,000	70,146
Series 2006A-26 AMT
01/01/38	5.500%	1,945,000	1,987,187
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-Givens Estates
Series 2007
07/01/33	5.000%	5,000,000	4,660,050
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
1st Mortgage Deerfield
Series 2008A
11/01/33	6.000%	$4,060,000	$4,111,440
1st Mortgage-Presbyterian Homes
Series 2006
10/01/31	5.500%	2,500,000	2,196,275
Health Care Housing Arc Projects
Series 2004A
10/01/34	5.800%	1,400,000	1,399,916
North Carolina Medical Care Commission (e)
Refunding Revenue Bonds
Capital Appreciation-Wilson Memorial Hospital
Series 1997 (AMBAC)
11/01/14	0.000%	1,380,000	1,259,347
State of North Carolina Revenue Bonds Annual Appropriation Series 2009A
05/01/27	5.000%	305,000	336,162
Total			59,055,446

NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B
07/01/40	5.150%	7,900,000	8,028,375
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/29	5.125%	4,490,000	4,364,415
Total			12,392,790

OHIO 2.4%
Adams County/Ohio Valley Local School District Unlimited General Obligation Bonds Adams and Highland Counties Series 1995 (NPFGC)
12/01/15	7.000%	2,595,000	2,875,208
Akron University Revenue Bonds Series 2003A (AMBAC)
01/01/22	5.000%	1,000,000	1,022,220
Buckeye Tobacco Settlement Financing Authority Asset-Backed Revenue Bonds Senior Turbo Series 2007A-2
06/01/24	5.125%	17,500,000	13,639,675
City of Cleveland
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/21	5.500%	4,015,000	4,855,741

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Revenue Bonds
Series 2007P
01/01/24	5.000%	$2,000,000	$2,198,800
Series 2008B-1 (NPFGC)
11/15/28	5.000%	500,000	524,325
City of Columbus
Revenue Bonds
Series 2008A
06/01/31	4.750%	10,000,000	10,388,100
Systems
Series 2008A
06/01/27	5.000%	4,000,000	4,334,000
Unlimited General Obligation Bonds
Various Purpose
Series 2006A
12/15/21	5.000%	1,435,000	1,620,302
City of Lakewood Revenue Bonds Series 1995 (AMBAC)
07/01/20	5.850%	1,690,000	2,057,136
Cleveland State University
Revenue Bonds
Series 2003A (NPFGC)
06/01/15	5.000%	1,000,000	1,055,370
Series 2004 (NPFGC/FGIC)
06/01/24	5.250%	500,000	534,040
County of Hamilton
Refunding Revenue Bonds
Subordinated Series 2006A (AMBAC)
12/01/26	5.000%	1,000,000	1,035,850
Revenue Bonds
Improvement- Greater Cincinnati Metropolitan
Series 2007A
12/01/25	5.000%	3,425,000	3,727,427
Metropolitan Sewer District Improvement
Series 2006A (NPFGC)
12/01/26	5.000%	1,000,000	1,070,820
County of Montgomery Unlimited General Obligation Improvement Refunding Bonds Various Purpose Series 2005 (NPFGC)
12/01/24	5.000%	2,600,000	2,747,784
Hickory Chase Community Authority Revenue Bonds Hickory Chase Project Series 2008 (d)
12/01/27	6.750%	6,165,000	4,006,633
Kings Local School District Unlimited General Obligation Bonds Series 1995 (NPFGC/FGIC)
12/01/16	7.500%	2,110,000	2,577,850
Ohio Higher Educational Facility Commission
Revenue Bonds
Denison University 2007 Project
Series 2007

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
11/01/23	5.000%	$4,000,000	$4,405,040
University of Dayton Project
Series 2009
12/01/24	5.500%	3,000,000	3,317,370
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01/15/39	6.750%	7,700,000	7,979,972
Ohio Housing Finance Agency Revenue Bonds Mortgage-Backed Securities Program Series 2008F (GNMA/FNMA/FHLMC)
09/01/28	5.250%	675,000	708,568
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC)
02/15/24	4.750%	7,980,000	8,106,962
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/26	5.500%	3,000,000	3,577,980
Ohio State University
Prerefunded 12/01/12 Revenue Bonds
Series 2002A
12/01/31	5.125%	1,000,000	1,060,540
Revenue Bonds
Series 2005A
06/01/25	5.000%	3,000,000	3,251,850
Ohio State Water Development Authority
Refunding Revenue Bonds
Drinking Water Fund
Series 2005
12/01/21	5.250%	3,890,000	4,850,674
12/01/22	5.250%	2,625,000	3,304,613
Unrefunded Revenue Bonds
Loan Fund
Series 2005B
06/01/25	4.750%	920,000	972,707
Ohio State Water Development Authority (a)
Revenue Bonds
Sewer Facilities Anheuser-Busch Project
Series 1999 AMT
08/01/38	6.000%	1,000,000	1,000,520
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/21	6.450%	3,950,000	4,606,845
Special Assessment Bonds
Town Square at Levi Commons
Series 2007
11/01/36	5.400%	2,605,000	1,972,819
Total			109,387,741

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.2%
Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B
03/01/29	5.750%	$5,685,000	$5,987,329
Oklahoma County Finance Authority Revenue Bonds Sail Associates LLC Series 2007 AMT (Bank of the West) (a)
12/01/41	5.250%	1,475,000	1,492,213
Total			7,479,542
OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998
10/01/28	5.125%	655,000	654,948
City of Salem Limited General Obligation Bonds Series 2009
06/01/27	4.375%	1,000,000	1,047,130
Clackamas County Service District No. 1 Revenue Bonds Series 2009A
12/01/25	4.250%	1,690,000	1,782,882
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	3,500,000	2,770,390
Linn County Community School District No. 9 Lebanon Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/30	5.500%	1,435,000	1,756,038
Oregon Health & Science University
Revenue Bonds
Series 2009A
07/01/39	5.750%	4,500,000	4,836,825
Unrefunded Revenue Bonds
Series 1995A (NPFGC)
07/01/28	5.250%	390,000	390,269
Oregon State Facilities Authority
Revenue Bonds
Linfield College Project
Series 2005A
10/01/25	5.000%	750,000	772,785
Willamette University Projects
Series 2007A
10/01/27	5.000%	1,500,000	1,547,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Oregon State Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2005A
07/01/20	4.400%	$530,000	$543,976
Polk, Marion & Benton School District No. 13J Unlimited General Obligation Bonds Central School District Series 2009A
06/15/29	4.375%	1,300,000	1,328,782
Umatilla County Hospital Facility Authority Prerefunded 03/02/12 Revenue Bonds Catholic Health Initiatives Series 2002A Escrowed to Maturity
03/01/32	5.500%	1,000,000	1,026,420
Total			18,457,965

PENNSYLVANIA 2.5%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008
03/01/28	5.000%	490,000	502,289
Berks County Municipal Authority Revenue Bonds Reading Hospital Medical Center Project Series 1993 (NPFGC)
10/01/14	5.700%	700,000	744,499
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07/01/39	7.250%	7,000,000	7,635,600
Cambria County Industrial Development Authority Refunding Revenue Bonds Beverly Enterprises Series 1987 Escrowed to Maturity
06/18/12	10.000%	200,000	214,516
Chester County Industrial Development Authority RHA/Pennsylvania Nursing Home-1st Mortgage Series 2002 (d)
05/01/32	8.500%	5,985,000	5,683,715
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2010A
02/15/19	5.000%	10,000,000	12,157,000
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,400,000	4,085,168

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Delaware County Industrial Development Authority Revenue Bonds Philadelphia Suburban Water Facilities Series 2001 (AMBAC) AMT (a)
10/01/31	5.350%	$3,000,000	$3,021,510
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2001A (AGM)
01/01/12	5.250%	3,130,000	3,181,144
Delaware Valley Regional Financial Authority Revenue Bonds Series 1997C (AMBAC)
07/01/27	7.750%	1,000,000	1,286,690
Montgomery County Industrial Development Authority
Revenue Bonds
Acts Retirement - Life Communities
Series 1998
11/15/28	5.250%	7,500,000	7,156,050
Whitemarsh Continuing Care
Series 2005
02/01/28	6.125%	2,000,000	1,732,500
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	4,000,000	3,940,880
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC)
09/01/19	6.000%	14,010,000	17,282,876
Pennsylvania Economic Development Financing Authority
Revenue Bonds
Allegheny Energy Supply Co.
Series 2009
07/15/39	7.000%	13,000,000	13,904,930
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	5,325,000	5,581,346
Pennsylvania Economic Development Financing Authority (a)
Revenue Bonds
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/31	5.375%	1,000,000	1,088,250
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University
Series 2008
07/01/28	5.750%	3,000,000	3,006,450
Edinboro University Foundation
Series 2010
07/01/43	6.000%	4,750,000	4,663,550
Pennsylvania State University
Refunding Revenue Bonds
Series 2002

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
08/15/16	5.250%	$1,000,000	$1,206,750
Revenue Bonds
Series 2005
09/01/24	5.000%	1,250,000	1,377,088
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	2,500,000	2,656,350
Philadelphia Redevelopment Authority Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA)
06/01/17	9.000%	450,000	637,650
Washington County Industrial Development Authority
Revenue Bonds
Washington Jefferson College
Series 2010
11/01/36	5.000%	4,850,000	4,869,982
Washington County Industrial Development Authority (d)
1st Mortgage
Central Project
Series 2003
01/01/29	8.500%	2,126,000	2,059,860
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC) (e)
08/15/22	0.000%	2,000,000	1,251,800
Total			110,928,443

PUERTO RICO 2.4%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Bonds Series 1996B (AMBAC/TCRS) (c)
07/01/15	6.500%	2,650,000	2,993,096
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/23	5.000%	1,000,000	1,052,580
Series 2007VV (NPFGC/FGIC)
07/01/34	5.250%	10,870,000	10,712,711
Revenue Bonds
Series 2003NN (NPFGC)
07/01/21	5.250%	3,500,000	3,839,185
Series 2008WW
07/01/23	5.375%	2,500,000	2,640,850
Series 2010XX
07/01/40	5.250%	14,500,000	14,059,200
Puerto Rico Highway & Transportation Authority (c)
Refunding Revenue Bonds
Series 1996Z (AGM)
07/01/18	6.000%	10,000,000	11,625,900
Revenue Bonds
Series 2003AA (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
07/01/20	5.500%	$500,000	$554,730
Series 2005K
07/01/20	5.000%	11,130,000	11,433,626
Puerto Rico Industrial Tourist Educational Medical & Environmental Central Facilities Finance Authority Revenue Bonds Intermediate American University Series 1998A (NPFGC) (c)
10/01/22	5.000%	2,500,000	2,501,250
Puerto Rico Public Buildings Authority (c)
Prerefunded 07/01/14 Revenue Bonds
Government Facilities
Series 2004I
07/01/33	5.250%	130,000	146,956
Refunding Revenue Bonds
Government Facilities
Series 2002F
07/01/20	5.250%	2,000,000	2,149,700
Series 2007M
07/01/31	6.250%	27,000,000	29,185,110
Puerto Rico Public Finance Corp. (c)
Revenue Bonds
Commonwealth Appropriations
Series 1998A (AMBAC)
06/01/24	5.125%	3,000,000	3,514,320
Unrefunded Revenue Bonds
Commonwealth Appropriations
Series 2002E Escrowed to Maturity
08/01/26	6.000%	2,470,000	3,260,894
Puerto Rico Sales Tax Financing Corp. 1st Subordinated Revenue Bonds Series 2010C (c)
08/01/41	5.250%	10,000,000	9,910,100
Total			109,580,208

RHODE ISLAND 0.1%
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) AMT (a)
12/01/37	4.850%	6,000,000	5,136,720

SOUTH CAROLINA 1.5%
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12/01/30	5.250%	5,500,000	5,776,870
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10/01/26	5.250%	1,935,000	1,533,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
City of Rock Hill Improvement Refunding Revenue Bonds Series 2003A (AGM)
01/01/30	5.000%	$4,000,000	$4,076,960
Coastal Carolina University Unrefunded Revenue Bonds Series 1999 (AMBAC)
06/01/26	5.300%	1,810,000	1,811,828
County of Berkeley Unlimited General Obligation Improvement Refunding Bonds Series 2003 (AGM)
09/01/28	5.000%	4,000,000	4,196,320
County of Georgetown Refunding Revenue Bonds International Paper Co. Project Series 2000A
03/15/14	5.950%	1,000,000	1,078,840
County of Richland Revenue Bonds International Paper Series 2003 AMT (a)
04/01/23	6.100%	1,000,000	1,017,170
Grand Strand Water & Sewer Authority Revenue Bonds Series 2001 (AGM)
06/01/31	5.000%	4,000,000	4,025,480
Greenville Hospital System Board Revenue Bonds Series 2001 (AMBAC)
05/01/26	5.500%	5,000,000	5,010,450
Lexington County Health Services District, Inc. Prerefunded 05/01/14 Revenue Bonds Series 2004
05/01/32	5.500%	4,685,000	5,306,044
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC/FGIC)
01/01/21	6.250%	1,250,000	1,550,887
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/25	5.375%	11,370,000	13,010,805
Piedmont Municipal Power Agency (e)
Refunding Revenue Bonds
Capital Appreciation
Subordinated Series 2004A-2 (NPFGC/FGIC)
01/01/24	0.000%	5,000,000	2,667,400
Scago Educational Facilities Corp. Revenue Bonds School District No. 5 Spartanburg County Series 2005 (AGM)
04/01/22	4.600%	8,885,000	9,226,895
South Carolina Jobs-Economic Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Revenue Bonds
Woodlands at Furman Project
Series 2007A
11/15/37	6.000%	$4,200,000	$1,673,490
Unrefunded Revenue Bonds
Bon Secours
Series 2002B
11/15/30	5.625%	3,165,000	3,155,505
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 1999A-2 (AGM) AMT (a)
07/01/29	5.400%	470,000	470,122
South Carolina State Public Service Authority
Revenue Bonds
Santee Cooper
Series 2006A (NPFGC)
01/01/27	5.000%	2,600,000	2,742,584
Series 2008A
01/01/28	5.375%	250,000	278,535
Total			68,609,905

SOUTH DAKOTA 0.5%
Heartland Consumers Power District
Revenue Bonds
Series 1992 Escrowed to Maturity (AGM)
01/01/17	6.000%	4,965,000	5,415,971
Unrefunded Revenue Bonds
Series 1992 (AGM)
01/01/17	6.000%	8,635,000	9,972,820
State of South Dakota Revenue Bonds Series 1993A (AGM)
09/01/17	6.700%	7,260,000	8,600,632
Total			23,989,423

TENNESSEE 0.1%
Knox County Health Educational & Housing Facilities Board Refunding Revenue Bonds Fort Sanders Alliance Series 1993 (NPFGC)
01/01/15	5.250%	5,000,000	5,490,800
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board 1st Mortgage-AHF Project Series 2003 (d)
01/01/29	8.500%	488,000	446,769
Total			5,937,569

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS 5.6%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07/01/45	6.200%	$7,200,000	$7,277,256
Brazos River Authority (a)
Refunding Revenue Bonds
TXU Electric
Series 2001A AMT
10/01/30	8.250%	5,250,000	1,628,182
TXU Energy Co. LLC Project
Series 2003A AMT
04/01/38	6.750%	1,900,000	1,539,000
Brazos River Authority (a)(h)
Refunding Revenue Bonds
TXU Electric Co. Project
Series 1999B AMT
09/01/34	6.750%	12,455,000	10,088,550
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	13,450,000	13,759,753
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	8,620,000	8,229,859
Central Texas Regional Mobility Authority (e)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/25	0.000%	2,000,000	887,220
City of Austin Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	8,000,000	8,415,440
City of Dallas Limited General Obligation Bonds Series 2005
02/15/25	5.000%	820,000	854,891
City of Houston
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/34	5.500%	10,500,000	11,123,805
City of Houston (a)
Refunding Revenue Bonds
Subordinated Lien
Series 2000A (AGM) AMT
07/01/30	5.625%	750,000	750,353
City of Houston (e)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A Escrowed to Maturity (AGM)
12/01/19	0.000%	26,955,000	22,016,844

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Revenue Bonds
Capital Appreciation-Convention
Series 2001B (AMBAC)
09/01/17	0.000%	$2,000,000	$1,579,120
Unrefunded Revenue Bonds
Capital Appreciation
Series 1998A (AGM)
12/01/19	0.000%	9,545,000	7,485,380
City of San Antonio Revenue Bonds Series 1997 Escrowed to Maturity
02/01/20	5.500%	1,055,000	1,287,332
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC)
09/01/25	5.000%	3,550,000	3,623,733
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	7,500,000	7,645,875
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds Series 2000A (NPFGC/FGIC) AMT (a)
11/01/30	5.750%	3,415,000	3,418,996
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,057,280
Harris County Health Facilities Development Corp.
Refunding Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/35	7.250%	8,800,000	9,815,256
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/21	6.750%	2,000,000	2,384,020
Harris County-Houston Sports Authority (e)
Refunding Revenue Bonds
Capital Appreciation-Senior Lien
Series 2001A (NPFGC)
11/15/14	0.000%	3,905,000	3,156,451
11/15/15	0.000%	3,975,000	3,000,568
11/15/16	0.000%	4,040,000	2,845,210
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/41	6.875%	4,045,000	4,207,569

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
La Vernia Higher Education Finance Corp. Revenue Bonds Kipp, Inc. Series 2009A
08/15/44	6.375%	$7,500,000	$7,761,825
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A
11/01/29	6.300%	2,800,000	3,003,308
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	15,000,000	15,206,700
North East Independent School District Unlimited General Obligation Refunding Bonds Series 2007 (Permanent School Fund Guarantee)
02/01/31	5.250%	10,000,000	12,086,400
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/44	5.250%	10,000,000	9,801,000
Toll 2nd Tier
Series 2008F
01/01/38	5.750%	11,355,000	11,323,433
Resolution Trust Corp. Pass-Through Certificates Series 1993A (b)(d)
12/01/16	8.500%	6,615,223	6,328,320
Sabine River Authority Refunding Revenue Bonds TXU Electric Series 2001C
05/01/28	5.200%	3,000,000	870,570
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2002
10/01/16	6.000%	5,000,000	5,167,800
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	2,700,000	2,764,422
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Obligation Group
Series 2007
05/15/27	5.125%	2,000,000	1,852,160
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,014,320
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	12,000,000	12,182,880

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	$2,000,000	$2,471,400
Texas State Turnpike Authority (e)
Revenue Bonds
Capital Appreciation 1st Tier
Series 2002A (AMBAC)
08/15/16	0.000%	7,000,000	5,872,440
08/15/18	0.000%	10,000,000	7,514,400
08/15/19	0.000%	10,330,000	7,248,458
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11/15/25	5.500%	1,000,000	891,020
University of Texas Refunding Revenue Bonds Series 2007B
07/01/23	5.250%	1,000,000	1,244,720
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	510,045
Total			259,193,564

UTAH 0.5%
City of Eagle Mountain Special Assessment Bonds Special Improvement District No. 2000-1 Series 2006
02/01/21	8.250%	2,336,000	2,355,506
City of Provo Revenue Bonds Series 1980 Escrowed to Maturity
04/01/15	10.125%	815,000	967,894
Utah Housing Corp. Revenue Bonds Series 2003A-1 AMT (a)
07/01/24	5.125%	1,040,000	1,078,355
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/19	5.500%	3,450,000	4,026,909
Utah Transit Authority
Refunding Revenue Bonds
Series 2006C (AGM)
06/15/29	5.250%	10,000,000	11,948,300
Revenue Bonds
Series 2008A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH (CONTINUED)
06/15/25	5.000%	$2,000,000	$2,216,220
Total			22,593,184

VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority (a)(c)
Senior Secured Revenue Bonds
Hovensa Coker Project
Series 2002 AMT
07/01/21	6.500%	5,000,000	4,956,200
Hovensa Refinery
Series 2003 AMT
07/01/22	6.125%	2,975,000	2,845,469
Total			7,801,669

VIRGINIA 1.4%
City of Hampton Prerefunded 01/15/13 Revenue Bonds Series 2002 (AMBAC)
01/15/28	5.125%	5,350,000	5,699,409
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health Systems Project Series 1993
08/15/23	5.000%	10,000,000	11,117,600
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/24	5.250%	6,175,000	7,727,518
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/26	6.625%	2,145,000	2,208,170
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	2,363,000	2,350,547
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/22	5.250%	7,800,000	8,813,688
Tobacco Settlement Financing Corp.
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	10,200,000	11,311,698
06/01/37	5.625%	5,500,000	6,498,525
Virginia College Building Authority Revenue Bonds Washington & Lee University Series 2001
01/01/21	5.375%	5,000,000	5,930,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGINIA (CONTINUED)

Virginia Resources Authority Revenue Bonds State Revolving Fund Series 2009
10/01/26	5.000%	$1,500,000	$1,738,380
Total			63,395,535

WASHINGTON 2.9%

Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (e)
12/01/16	0.000%	3,000,000	2,690,340
NJB Properties
Revenue Bonds
King County Washington Project
Series 2006A
12/01/25	5.000%	6,445,000	6,873,399
12/01/26	5.000%	7,290,000	7,738,043
Skagit County Public Hospital District No. 1
Revenue Bonds
Skagit Valley Hospital
Series 2005
12/01/30	5.500%	1,235,000	1,207,645
Series 2007
12/01/28	5.750%	1,500,000	1,506,090
12/01/32	5.750%	2,000,000	1,978,040
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01/01/20	5.000%	17,750,000	21,741,975
Spokane Public Facilities District Revenue Bonds Series 2003 (NPFGC)
12/01/28	5.750%	3,195,000	3,305,579
State of Washington
Unlimited General Obligation Bonds
Series 2007D (AGM)
01/01/30	4.500%	24,470,000	25,015,681
Various Purpose
Series 2008A
07/01/27	5.000%	9,730,000	10,622,144
Unlimited General Obligation Refunding Bonds
Motor Vehicle Fuel
Series 2010
07/01/19	5.000%	10,000,000	12,173,000
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/30	5.500%	3,000,000	3,052,230
Swedish Health Services
Series 2009A
11/15/33	6.500%	11,800,000	12,359,792

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WASHINGTON (CONTINUED)

Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	$4,685,000	$4,719,528
Washington State Housing Finance Commission
Revenue Bonds
Skyline At First Hill Project
Series 2007A
01/01/27	5.625%	2,500,000	1,772,775
01/01/38	5.625%	18,950,000	12,168,553
Total			128,924,814

WEST VIRGINIA 0.4%

West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A
12/01/38	5.375%	3,850,000	3,893,005
West Virginia State Building Commission Refunding Revenue Bonds West Virginia Regional Jail Series 1998A (AMBAC)
07/01/21	5.375%	3,215,000	3,424,489
West Virginia University
Revenue Bonds
University System Projects
Series 1998A (NFPGC)
04/01/28	5.250%	5,000,000	5,660,900
West Virginia University (e)
Revenue Bonds
University System Projects
Series 2000A (AMBAC)
04/01/16	0.000%	3,300,000	2,933,931
Total			15,912,325

WISCONSIN 3.2%

Badger Tobacco Asset Securitization Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/27	6.125%	5,090,000	5,275,327
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT (a)
11/01/21	6.000%	6,000,000	6,660,120
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009
02/15/39	5.875%	5,000,000	5,125,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WISCONSIN (CONTINUED)

State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	$17,700,000	$19,644,168
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Wheaton Healthcare
Series 2006B
08/15/24	5.125%	15,910,000	15,498,408
08/15/25	5.125%	15,500,000	14,777,235
Revenue Bonds
Aurora Health Care, Inc.
Series 1999A
02/15/29	5.600%	3,845,000	3,845,731
Series 2003
04/15/33	6.400%	4,250,000	4,339,292
Series 2010A
04/15/39	5.625%	6,100,000	6,143,066
Marshfield Clinic
Series 1999
02/15/29	6.250%	7,200,000	7,202,304
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	14,400,000	14,502,384
Prohealth Care, Inc. Obligation Group
Series 2009
02/15/32	6.625%	1,000,000	1,031,720
02/15/39	6.625%	25,150,000	26,924,081
Riverview Hospital Association
Series 2008
04/01/33	5.750%	6,000,000	6,131,400
04/01/38	5.750%	4,000,000	4,054,400
St. John’s Community, Inc.
Series 2009A
09/15/29	7.250%	1,000,000	1,025,750
09/15/39	7.625%	1,000,000	1,026,290
Total			143,207,226

WYOMING 0.2%

County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A
07/15/39	5.750%	7,900,000	8,418,714

Total Municipal Bonds (Cost: $4,031,892,266)			$4,241,038,521

Issuer		Shares	Value

Municipal Preferred Stocks 0.2%

MARYLAND 0.2%

Munimae TE Bond Subsidiary LLC (a)(b)(d)
Series 2000B AMT

Issuer		Shares	Value

Municipal Preferred Stocks (continued)

MARYLAND (CONTINUED)

06/30/50	7.750%	10,000,000	$8,400,200
Series 2005C-3 AMT
11/29/49	5.500%	1,000,000	680,000
Total			9,080,200

Total Municipal Preferred Stocks (Cost: $11,000,000)			$9,080,200

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 1.7%

COLORADO 0.2%

Colorado Educational & Cultural Facilities Authority (h)
Revenue Bonds
Series 2007 VRDN (U.S. Bank)
06/01/37	0.160%	1,200,000	1,200,000
UJA Federation of Northern New Jersey
VRDN Series 2007 (JPMorgan Chase Bank)
05/01/37	0.160%	2,950,000	2,950,000
County of Pitkin Refunding Revenue Bonds Aspen Skiing Co. VRDN Series 1994B (JP Morgan Chase Bank) AMT (h)
04/01/14	0.170%	5,000,000	5,000,000
Total			9,150,000

FLORIDA 0.2%

Jacksonville Health Facilities Authority Revenue Bonds Southern Baptist Hospital VRDN Series 2003C (Wells Fargo Bank) (h)
08/15/33	0.140%	9,000,000	9,000,000
Orange County School Board Certificate of Participation Series 2008E VRDN (Wells Fargo Bank) (h)
08/01/22	0.140%	800,000	800,000
Total			9,800,000

ILLINOIS 0.6%

Chicago Board of Education Unlimited General Obligation Bonds VRDN Series 2009 (U.S. Bank) (h)
03/01/31	0.160%	$5,000,000	$5,000,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

ILLINOIS (CONTINUED)

City of Chicago Unlimited General Obligation Bonds Series 2003 (JPMorgan Chase Bank) (h)
01/01/34	0.160%	21,800,000	21,800,000
Total			26,800,000

IOWA —%

Iowa Finance Authority Revenue Bonds Wahlert High School VRDN Series 2006 (Wells Fargo Bank) (h)
03/01/36	0.160%	1,000,000	1,000,000
Iowa Higher Education Loan Authority Revenue Bonds Des Moines University Osteopath Series 2003 (U.S. Bank) (h)
10/01/33	0.160%	700,000	700,000
Iowa Higher Education Loan Authority Revenue Bonds Cornell College Series 2008 (JPMorgan Chase Bank) (h)
10/01/38	0.20%	2,000,000	2,000,000
Total			3,700,000

KENTUCKY 0.1%

County of Christian Revenue Bonds Series 2007 VRDN (U.S. Bank) (h)
04/01/37	0.150%	600,000	600,000
County of Shelby Revenue Bonds VRDN Series 2004A (U.S. Bank) (h)
09/01/34	0.150%	2,185,000	2,185,000
Lexington-Fayette Urban County Airport Board Revenue Bonds VRDN Series 2009 (JP Morgan Chase Bank) (h)
07/01/38	0.150%	2,500,000	2,500,000
Total			5,285,000

MINNESOTA 0.2%

Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems VRDN Series 2009B-2 (JP Morgan Chase Bank) (h)
11/15/35	0.150%	1,050,000	1,050,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

MINNESOTA (CONTINUED)

Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College VRDN Series 2002 (Harris) (h)
10/01/20	0.160%	6,200,000	6,200,000
Total			7,250,000

Missouri —%

Missouri Development Finance Board Revenue Bonds VRDN Series 2000C (U.S. Bank) (h)
12/01/20	0.160%	$1,000,000	$1,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group, Inc. Series 2009 (U.S. Bank) (h)
08/01/41	0.160%	595,000	595,000
Total			1,595,000

NEW HAMPSHIRE 0.1%

New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital VRDN Series 2007 (TD Banknorth) (h)
10/01/42	0.150%	3,500,000	3,500,000

TEXAS 0.1%

Harris County Health Facilities Development Corp. Revenue Bonds Baylor College of Medicine Series 2007 VRDN (Wells Fargo Bank) (h)
11/15/47	0.140%	3,000,000	3,000,000

VERMONT 0.1%

Vermont Educational & Health Buildings Financing Agency (h)
Revenue Bonds
North Country Hospital & Health
VRDN Series 2007A (TD Banknorth)
10/01/34	0.140%	1,300,000	1,300,000
Northeastern VT Regional Hospital
VRDN Series 2004A (Banknorth)
10/01/29	0.140%	1,500,000	1,500,000
Total			2,800,000

WISCONSIN 0.1%

Wisconsin Health & Educational Facilities Authority (h)
Revenue Bonds
Fort Healthcare, Inc.
VRDN Series 2007A (JP Morgan Chase Bank)
05/01/37	0.200%	3,800,000	3,800,000
Meriter Hospital, Inc.

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

WISCONSIN (CONTINUED)

VRDN Series 2002 (JP Morgan Chase & Co.)
12/01/32	0.200%	2,500,000	2,500,000
Total			6,300,000

Total Floating Rate Notes (Cost: $79,180,000)			$79,180,000

Municipal Bonds Held in Trust 0.7%

MASSACHUSETTS 0.4%

Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (b)(h)(i)
11/15/36	5.500%	$16,000,000	$17,935,040

NORTH CAROLINA 0.1%

North Carolina Housing Finance Agency Revenue Bonds Series 2002R-II-175 AMT (a)(b)(h)(i)
01/01/34	5.350%	5,430,000	5,431,028

TEXAS 0.2%

Texas Department of Housing & Community Affairs (b)(h)(i)
Revenue Bonds
Mortgage
Series 2002A (NPFGC) AMT

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Municipal Bonds Held in Trust (continued)

TEXAS (CONTINUED)

03/01/34	5.550%	$5,280,000	$5,293,062
Series 2002B (NPFGC) AMT
09/01/33	5.550%	4,675,000	4,687,270
Total			9,980,332

Total Municipal Bonds Held in Trust (Cost: $32,606,114)			$33,346,400

		Shares	Value

Money Market Fund 2.7%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (j)		48,215,133	$48,215,133
JPMorgan Municipal Money Market Fund, 0.000% (j)		73,302,522	73,302,522
Total Money Market Fund (Cost: $121,517,655)			$121,517,655

Total Investments (Cost: $4,276,196,035) (m)			$4,484,162,776(n)
Other Assets & Liabilities, Net			25,315,023

Total Net Assets			$4,509,477,799

Notes to Portfolio of Investments

(a)                                     At August 31, 2011, the value of securities subject to alternative minimum tax represented 7.74% of net assets.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of these securities amounted to $85,915,779 or 1.91% of net assets.

(c)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At August 31, 2011, the value of these securities amounted to $142,422,277 or 3.16% of net assets.

(d)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2011 was $59,463,268, representing 1.32% of net assets.  Information concerning such security holdings at August 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Boston Industrial Development Financing Authority
Revenue Bonds
Crosstown Center Project
Senior Series 2002 AMT
6.500% 09/01/35	09-20-02	2,810,972
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
7.500% 07/01/40	03-07-00	7,879,876
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
7.358% 10/01/11	05-14-10	325,189
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.375% 10/01/15	10-04-04-05-14-10	1,682,368
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
8.750% 10/01/19	10-04-04-05-14-10	8,353,194
Cabazon Band Mission Indians
Revenue Bonds
Series 2010
8.375% 10/01/20	05-14-10	1,415,000
Capital Trust Agency
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,895,000
Chester County Industrial Development Authority
RHA/Pennsylvania Nursing Home-1st Mortgage
Series 2002
8.500% 05/01/32	05-01-02	5,569,828

City of Roseville
Revenue Bonds
Care Institute, Inc. Project
Series 1993
7.750% 11/01/23	11-01-93	3,275,000
Colorado Health Facilities Authority
Prerefunded Revenue Bonds
American Housing Foundation I, Inc. Project
Series 2003
8.500% 12/01/31	02-19-03	794,414
Durham Housing Authority
Revenue Bonds
Series 2005 AMT
5.650% 02/01/38	12-18-06	3,215,336
Hickory Chase Community Authority
Revenue Bonds
Hickory Chase Project
Series 2008
6.750% 12/01/27	04-23-08	6,165,000
Illinois Finance Authority
Revenue Bonds
Sedgebrook, Inc. Facility
Series 2007A
0.000% 11/15/11	08-17-07	713,670
Indianapolis Airport Authority
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
0.000% 11/15/31	10-17-95	1,029,728
Massachusetts Development Finance Agency
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2007A
5.125% 11/15/11	07-20-07	1,100,442

Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board
1st Mortgage-AHF Project
Series 2003
8.500% 01/01/29	12-30-03	461,126
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.-Carollton
Series 1998C AMT
6.550% 11/01/25	11-24-98	4,250,000
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Series 2005C
8.750% 01/01/37	09-25-07	1,461,135
Munimae TE Bond Subsidiary LLC
Series 2000B AMT
7.750% 06/30/50	05-30-00	10,000,000
Munimae TE Bond Subsidiary LLC
Series 2005C-3 AMT
5.500% 11/29/49	11-02-05	1,000,000
Rankin County Five Lakes Utility District
Series 1994
7.000% 07/15/37	10-02-07	465,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
8.500% 12/01/16	08-27-93	6,683,637
Washington County Industrial Development Authority
1st Mortgage
Central Project
Series 2003
8.500% 01/01/29	12-30-03	2,008,921
Will-Kankakee Regional Development Authority
Prerefunded Revenue Bonds
Flanders Corp./PrecisionAire
Series 1997 AMT
6.500% 12/15/17	12-30-97	1,495,000

(e)                                     Zero coupon bond.

(f)                                      Represents a step coupon bond. These bonds are issued with a zero-coupon and become interest bearing at a future date. The rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(g)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2011, the value of these securities amounted to $1,858,759, which represents 0.04% of net assets.

(h)                                     Variable rate security. The interest rate shown reflects the rate as of August 31, 2011.

Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on August 31, 2011. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(i)                                        The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(j)                                        The rate shown is the seven-day current annualized yield at August 31, 2011.

(k)                                     The issuer is in default of certain debt covenants. Income is being partially accrued. At August 31, 2011, the value of this security amounted to $758,152 which represents 0.02% of net assets.

(l)                                        The issuer is in default of certain debt covenants. Income is being accrued. At August 31, 2011, the value of this security amounted to $2,011,643, which represents 0.04% of net assets.

(m)                                  At August 31, 2011, the cost of securities for federal income tax purposes was approximately $4,276,196,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$289,326,000
Unrealized Depreciation	(81,359,000)
Net Unrealized Appreciation	$207,967,000

(n)                                     Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                        Assured Guaranty Municipal Corporation

AMBAC          Ambac Assurance Corporation

AMT                          Alternative Minimum Tax

CHF                            Collegiate Housing Foundation

FGIC                         Financial Guaranty Insurance Company

FHA                           Federal Housing Authority

FHLMC              Federal Home Loan Mortgage Corporation

FNMA                   Federal National Mortgage Association

GNMA                 Government National Mortgage Association

MGIC                       Mortgage Guaranty Insurance Corporation

NPFGC              National Public Finance Guarantee Corporation

TCRS                     Transferable Custodial Receipts

VRDN                   Variable Rate Demand Note

XLCA                    XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of August 31, 2011:

	Fair value at August 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs (b)

Bonds
Municipal Bonds	$—	$4,241,038,521	$—	$4,241,038,521
Municipal Bonds Held in Trust	—	33,346,400	—	33,346,400
Total Bonds	—	4,274,384,921	—	4,274,384,921

Equity Securities
Municipal Preferred Stocks	—	9,080,200	—	9,080,200

Total Equity Securities	—	9,080,200	—	9,080,200

Short-Term Securities
Floating Rate Notes	—	79,180,000	—	79,180,000
Total Short-Term Securities	—	79,180,000	—	79,180,000

Other
Unaffiliated Money Market Fund(c)	121,517,655	—	—	121,517,655
Total Other	121,517,655	2,000,000	—	123,517,655
Total Investments in Securities	$121,517,655	$4,362,645,120	$—	$4,484,162,776

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 24, 2011